UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2016

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.9%
American Axle & Manufacturing Holdings Inc.	20	$348	*
Autoliv Inc.	22	2,328
BorgWarner Inc.	54	1,792
Cooper Tire & Rubber Co.	13	429
Cooper-Standard Holding Inc.	5	440	*
Dana Holding Corp.	40	546
Delphi Automotive PLC	69	4,680
Dorman Products Inc.	8	510	*
Drew Industries Inc.	6	550
Fox Factory Holding Corp.	17	326	*
Gentex Corp.	72	1,272
Gentherm Inc.	9	302	*
Goodyear Tire & Rubber Co.	65	1,863
Johnson Controls Inc.	162	7,439
Lear Corp.	18	2,042
Modine Manufacturing Co.	34	326	*
Standard Motor Products Inc.	8	335
Superior Industries International Inc.	14	428
Tenneco Inc.	14	791	*
Visteon Corp.	10	701

Total Auto Components		27,448

Automobiles - 1.0%
Ford Motor Co.	793	10,039
General Motors Co.	297	9,367
Harley-Davidson Inc.	41	2,170
Tesla Motors Inc.	22	5,165	*
Thor Industries Inc.	10	766
Winnebago Industries Inc.	13	309

Total Automobiles		27,816

Diversified Consumer Services - 1.0%
American Public Education Inc.	14	401	*
Apollo Education Group Inc.	79	710	*
Bright Horizons Family Solutions Inc.	36	2,415	*
Capella Education Co.	13	778
Career Education Corp.	73	504	*
Carriage Services Inc.	21	511
Chegg Inc.	70	377	*
DeVry Education Group Inc.	49	1,091
Graham Holdings Co., Class B Shares	4	2,013
Grand Canyon Education Inc.	35	1,472	*
H&R Block Inc.	191	4,544
Houghton Mifflin Harcourt Co.	87	1,475	*
K12 Inc.	38	470	*
LifeLock Inc.	74	1,238	*
Regis Corp.	29	390	*
Service Corporation International	159	4,408
ServiceMaster Global Holdings Inc.	109	4,123	*
Sotheby’s	43	1,393
Strayer Education Inc.	12	549	*
Weight Watchers International Inc.	31	370	*

Total Diversified Consumer Services		29,232

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.0%
Aramark	15	$538
Brinker International Inc.	6	283
Buffalo Wild Wings Inc.	2	336	*
Carnival Corp.	26	1,215
Chipotle Mexican Grill Inc.	2	848	*
Cracker Barrel Old Country Store Inc.	2	315
Darden Restaurants Inc.	8	492
DineEquity Inc.	4	325
Dominos Pizza Inc.	3	442
Dunkin’ Brands Group Inc.	10	453
Hilton Worldwide Holdings Inc.	36	835
Jack in the Box Inc.	4	354
Las Vegas Sands Corp.	27	1,368
Marriott International Inc., Class A Shares	13	932
McDonald’s Corp.	54	6,353
MGM Resorts International	30	719	*
Norwegian Cruise Line Holdings Ltd.	12	511	*
Panera Bread Co., Class A Shares	2	439	*
Popeyes Louisiana Kitchen Inc.	7	401	*
Royal Caribbean Cruises Ltd.	11	797
Six Flags Entertainment Corp.	5	282
Starbucks Corp.	88	5,108
Starwood Hotels & Resorts Worldwide Inc.	11	859
Texas Roadhouse Inc.	7	330
Vail Resorts Inc.	3	429
Wendy’s Co.	39	377
Wyndham Worldwide Corp.	7	497
Wynn Resorts Ltd.	5	490
Yum! Brands Inc.	25	2,235

Total Hotels, Restaurants & Leisure		28,563

Household Durables - 1.1%
CalAtlantic Group Inc.	16	579
Cavco Industries Inc.	4	398	*
CSS Industries Inc.	11	290
D.R. Horton Inc.	72	2,367
Ethan Allen Interiors Inc.	11	382
Garmin Ltd.	24	1,304
Harman International Industries Inc.	15	1,240
Helen of Troy Ltd.	7	697	*
iRobot Corp.	10	379	*
KB Home	25	393
La-Z-Boy Inc.	16	484
Leggett & Platt Inc.	26	1,367
Lennar Corp., Class A Shares	36	1,685
M.D.C. Holdings Inc.	13	342
M/I Homes Inc.	15	338	*
Meritage Homes Corp.	11	400	*
Mohawk Industries Inc.	13	2,716	*
Newell Brands Inc.	92	4,826
NVR Inc.	1	1,705	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Household Durables - (continued)
PulteGroup Inc.	64	$1,356
Taylor Morrison Home Corp., Class A Shares	25	406	*
Tempur Sealy International Inc.	13	983	*
Toll Brothers Inc.	32	896	*
TopBuild Corp.	13	491	*
TRI Pointe Group Inc.	31	417	*
Tupperware Brands Corp.	12	752
Universal Electronics Inc.	6	464	*
Whirlpool Corp.	15	2,885

Total Household Durables		30,542

Internet & Catalog Retail - 2.1%
Amazon.com Inc.	52	39,458	*
Expedia Inc.	16	1,866
FTD Cos. Inc.	11	278	*
Groupon Inc.	97	468	*
HSN Inc.	6	307
Liberty Interactive Corp. QVC Group, Interactive Series A Shares	58	1,555	*
Liberty TripAdvisor Holdings Inc., Class A Shares	14	331	*
Liberty Ventures, Series A Shares	18	679	*
Netflix Inc.	55	5,019	*
PetMed Express Inc.	15	311
Priceline Group Inc.	6	8,105	*
Shutterfly Inc.	7	372	*
TripAdvisor Inc.	16	1,120	*
Wayfair Inc., Class A Shares	10	435	*

Total Internet & Catalog Retail		60,304

Leisure Products - 1.3%
Brunswick Corp.	86	4,267
Callaway Golf Co.	102	1,091
Hasbro Inc.	105	8,529
Mattel Inc.	319	10,648
Nautilus Inc.	36	678	*
Polaris Industries Inc.	58	5,728
Smith & Wesson Holding Corp.	52	1,532	*
Sturm Ruger & Co. Inc.	19	1,292
Vista Outdoor Inc.	60	3,003	*

Total Leisure Products		36,768

Media - 0.9%
CBS Corp., Class B Shares	16	836
Charter Communications Inc., Class A Shares	8	1,879	*
Comcast Corp., Class A Shares	95	6,389
Discovery Communications Inc., Class A Shares	18	452	*
Discovery Communications Inc., Class C Shares	20	491	*
DISH Network Corp., Class A Shares	10	534	*
Interpublic Group of Cos. Inc.	13	300
Liberty Broadband Corp., Class C Shares	6	380	*
Liberty Global PLC, Class A Shares	15	476	*
Liberty Global PLC, Series C Shares	25	774	*
Liberty SiriusXM Group, Class C Shares	14	493	*
Omnicom Group Inc.	9	741
Scripps Networks Interactive Inc., Class A Shares	8	528
Sirius XM Holdings Inc.	134	588	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Media - (continued)
TEGNA Inc.	17	$372
Time Warner Inc.	30	2,299
Twenty-First Century Fox Inc., Class A Shares	41	1,092
Twenty-First Century Fox Inc., Class B Shares	13	351
Viacom Inc., Class B Shares	15	682
Walt Disney Co.	61	5,853

Total Media		25,510

Multiline Retail - 2.6%
Big Lots Inc.	28	1,489
Dillard’s Inc., Class A Shares	13	880
Dollar General Corp.	171	16,201
Dollar Tree Inc.	137	13,192	*
Fred’s Inc., Class A Shares	33	524
J.C. Penney Co. Inc.	180	1,739	*
Kohl’s Corp.	109	4,533
Macy’s Inc.	179	6,414
Nordstrom Inc.	76	3,361
Ollie’s Bargain Outlet Holdings Inc.	20	523	*
Sears Holdings Corp.	28	431	*
Target Corp.	337	25,386
Tuesday Morning Corp.	47	371	*

Total Multiline Retail		75,044

Specialty Retail - 2.5%
Aaron’s Inc.	21	503
Advance Auto Parts Inc.	8	1,359
American Eagle Outfitters Inc.	18	323
AutoNation Inc.	10	534	*
AutoZone Inc.	4	3,256	*
Bed Bath & Beyond Inc.	18	809
Best Buy Co. Inc.	33	1,109
Burlington Stores Inc.	10	765	*
Cabela’s Inc.	6	310	*
CarMax Inc.	22	1,282	*
Chico’s FAS Inc.	27	324
Children’s Place Inc.	6	501
CST Brands Inc.	7	313
Dick’s Sporting Goods Inc.	9	462
DSW Inc., Class A Shares	22	534
Five Below Inc.	10	510	*
Foot Locker Inc.	16	954
GameStop Corp., Class A Shares	11	340
Gap Inc.	30	774
Genesco. Inc.	5	347	*
GNC Holdings Inc., Class A Shares	19	388
Group 1 Automotive Inc.	7	436
Home Depot Inc.	156	21,565
L Brands Inc.	30	2,217
Lithia Motors Inc., Class A Shares	6	518
Lowe’s Cos. Inc.	112	9,215
Michaels Cos. Inc.	12	316	*
Monro Muffler Brake Inc.	7	438
Murphy USA Inc.	5	383	*
O’Reilly Automotive Inc.	12	3,488	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Office Depot Inc.	117	$405	*
Penske Automotive Group Inc.	12	475
Restoration Hardware Holdings Inc.	10	308	*
Ross Stores Inc.	51	3,153
Sally Beauty Holdings Inc.	19	557	*
Signet Jewelers Ltd.	9	791
Staples Inc.	75	697
Tiffany & Co.	15	968
TJX Cos. Inc.	83	6,783
Tractor Supply Co.	15	1,375
Ulta Salon, Cosmetics & Fragrance Inc.	7	1,828	*
Urban Outfitters Inc.	12	359	*
Williams-Sonoma Inc.	11	595

Total Specialty Retail		72,567

Textiles, Apparel & Luxury Goods - 2.5%
Carter’s Inc.	18	1,823
Coach Inc.	102	4,397
Columbia Sportswear Co.	11	630
Crocs Inc.	27	306	*
Deckers Outdoor Corp.	12	792	*
Fossil Group Inc.	18	569	*
G-III Apparel Group Ltd.	15	600	*
Hanesbrands Inc.	141	3,759
Iconix Brand Group Inc.	55	396	*
Kate Spade & Co.	48	1,041	*
Lululemon Athletica Inc.	40	3,106	*
Michael Kors Holdings Ltd.	65	3,362	*
NIKE Inc., Class B Shares	502	27,861
Oxford Industries Inc.	5	286
PVH Corp.	30	3,032
Ralph Lauren Corp.	21	2,060
Sequential Brands Group Inc.	46	374	*
Skechers USA Inc., Class A Shares	48	1,153	*
Steven Madden Ltd.	20	700	*
Tumi Holdings Inc.	18	482	*
Under Armour Inc., Class A Shares	66	2,604	*
Under Armour Inc., Class C Shares	68	2,428	*
Unifi Inc.	14	378	*
V.F. Corp.	126	7,866
Wolverine World Wide Inc.	38	931

Total Textiles, Apparel & Luxury Goods		70,936

TOTAL CONSUMER DISCRETIONARY		484,730

CONSUMER STAPLES - 19.3%
Beverages - 4.1%
Boston Beer Co. Inc., Class A Shares	2	366	*
Brown-Forman Corp., Class B Shares	30	2,946
Coca-Cola Bottling Co. Consolidated	3	427
Coca-Cola Co.	1,103	48,124
Constellation Brands Inc., Class A Shares	47	7,737
Dr. Pepper Snapple Group Inc.	50	4,925
Molson Coors Brewing Co., Class B Shares	50	5,108
Monster Beverage Corp.	38	6,104	*
PepsiCo Inc.	389	42,370

Total Beverages		118,107

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.1%
Andersons Inc.	8	$296
Casey’s General Stores Inc.	7	935
Costco Wholesale Corp.	84	14,046
CVS Health Corp.	207	19,193
Kroger Co.	173	5,915
PriceSmart Inc.	4	311
Rite Aid Corp.	193	1,351	*
SpartanNash Co.	16	504
Sprouts Farmers Market Inc.	28	648	*
SUPERVALU Inc.	61	298	*
Sysco Corp.	101	5,231
United Natural Foods Inc.	9	450	*
Wal-Mart Stores Inc.	305	22,256
Walgreens Boots Alliance Inc.	173	13,710
Whole Foods Market Inc.	61	1,859

Total Food & Staples Retailing		87,003

Food Products - 3.2%
Archer-Daniels-Midland Co.	131	5,905
B&G Foods Inc.	13	671
Blue Buffalo Pet Products Inc.	16	411	*
Bunge Ltd.	32	2,107
Cal-Maine Foods Inc.	7	293
Calavo Growers Inc.	6	395
Campbell Soup Co.	43	2,678
ConAgra Foods Inc.	91	4,255
Darling Ingredients Inc.	38	600	*
Dean Foods Co.	22	406
Flowers Foods Inc.	42	772
Fresh Del Monte Produce Inc.	8	455
General Mills Inc.	129	9,274
Hain Celestial Group Inc.	23	1,214	*
Hershey Co.	31	3,434
Hormel Foods Corp.	66	2,465
Ingredion Inc.	16	2,132
J&J Snack Foods Corp.	3	365
J.M. Smucker Co.	26	4,008
Kellogg Co.	59	4,880
Kraft Heinz Co.	133	11,490
Lancaster Colony Corp.	4	520
McCormick & Co. Inc., Non Voting Shares	26	2,659
Mead Johnson Nutrition Co.	41	3,657
Mondelez International Inc., Class A Shares	341	14,997
Pinnacle Foods Inc.	24	1,205
Post Holdings Inc.	13	1,127	*
Sanderson Farms Inc.	4	350
Snyder’s-Lance Inc.	16	548
Tootsie Roll Industries Inc.	8	297
TreeHouse Foods Inc.	12	1,238	*
Tyson Foods Inc., Class A Shares	64	4,710
WhiteWave Foods Co.	39	2,164	*

Total Food Products		91,682

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Household Products - 3.2%
Central Garden and Pet Co., Class A Shares	21	$479	*
Church & Dwight Co. Inc.	30	2,947
Clorox Co.	30	3,932
Colgate-Palmolive Co.	199	14,812
Energizer Holdings Inc.	15	773
HRG Group Inc.	23	342	*
Kimberly-Clark Corp.	85	11,012
Procter & Gamble Co.	638	54,606
Spectrum Brands Holdings Inc.	6	773
WD-40 Co.	3	345

Total Household Products		90,021

Personal Products - 1.6%
Avon Products Inc.	540	2,198
Edgewell Personal Care Co.	71	6,007	*
Elizabeth Arden Inc.	35	487	*
Estee Lauder Cos. Inc., Class A Shares	274	25,455
Herbalife Ltd.	85	5,781	*
Inter Parfums Inc.	21	683
Medifast Inc.	15	528
Natural Health Trends Corp.	11	369
Nu Skin Enterprises Inc., Class A Shares	68	3,631
Revlon Inc., Class A Shares	16	568	*
USANA Health Sciences Inc.	7	961	*

Total Personal Products		46,668

Tobacco - 4.1%
Altria Group Inc.	694	46,984
Philip Morris International Inc.	548	54,943
Reynolds American Inc.	303	15,168
Universal Corp.	8	474
Vector Group Ltd.	34	751

Total Tobacco		118,320

TOTAL CONSUMER STAPLES		551,801

ENERGY - 2.5%
Energy Equipment & Services - 1.3%
Baker Hughes Inc.	64	3,061
Core Laboratories NV	6	701
Diamond Offshore Drilling Inc.	15	341
Dril-Quip Inc.	5	272	*
Ensco PLC, Class A Shares	52	477
FMC Technologies Inc.	29	736	*
Forum Energy Technologies Inc.	23	376	*
Halliburton Co.	127	5,545
Helmerich & Payne Inc.	14	867
Nabors Industries Ltd.	45	405
National-Oilwell Varco Inc.	56	1,812
Noble Corp. PLC	34	251
Oceaneering International Inc.	12	334
Oil States International Inc.	10	309	*
Patterson-UTI Energy Inc.	22	427
Rowan Cos. PLC, Class A Shares	20	305
RPC Inc.	19	275	*
Schlumberger Ltd.	208	16,748

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
SEACOR Holdings Inc.	5	$283	*
Superior Energy Services Inc.	22	351
Transocean Ltd.	51	560
Unit Corp.	24	300	*
US Silica Holdings Inc.	10	345
Weatherford International PLC	141	801	*

Total Energy Equipment & Services		35,882

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	14	764
Apache Corp.	11	578
Cabot Oil & Gas Corp.	15	370
Cheniere Energy Inc.	8	335	*
Chevron Corp.	57	5,841
Cimarex Energy Co.	3	360
Concho Resources Inc.	4	497	*
ConocoPhillips	35	1,429
Devon Energy Corp.	12	459
Diamondback Energy Inc.	4	351	*
Energen Corp.	6	284
EOG Resources Inc.	16	1,307
EQT Corp.	5	364
Exxon Mobil Corp.	121	10,763
Gulfport Energy Corp.	13	378	*
Hess Corp.	8	429
Kinder Morgan Inc.	52	1,057
Marathon Oil Corp.	28	382
Marathon Petroleum Corp.	15	591
Murphy Oil Corp.	13	357
Newfield Exploration Co.	10	433	*
Noble Energy Inc.	13	464
Occidental Petroleum Corp.	22	1,644
ONEOK Inc.	6	269
Phillips 66	15	1,141
Pioneer Natural Resources Co.	4	650
Range Resources Corp.	11	443
Southwestern Energy Co.	30	437	*
Spectra Energy Corp.	19	684
Targa Resources Corp.	11	410
Tesoro Corp.	4	305
Valero Energy Corp.	14	732
Williams Cos. Inc.	21	503

Total Oil, Gas & Consumable Fuels		35,011

TOTAL ENERGY		70,893

FINANCIALS - 8.9%
Banks - 0.9%
1st Source Corp.	12	403
BancFirst Corp.	7	459
Bank of America Corp.	217	3,144
BB&T Corp.	15	553
Citigroup Inc.	60	2,628
Citizens Financial Group Inc.	16	357
Comerica Inc.	15	679
Fifth Third Bancorp	19	361

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
First Interstate BancSystem Inc., Class A Shares	17	$494
First Republic Bank	5	358
Huntington Bancshares Inc.	53	503
JPMorgan Chase & Co.	77	4,926
KeyCorp	26	304
M&T Bank Corp.	3	344
Old National Bancorp	42	553
Park National Corp.	5	448
PNC Financial Services Group Inc.	9	744
Regions Financial Corp.	39	358
Signature Bank	4	481	*
SunTrust Banks Inc.	11	465
SVB Financial Group	4	402	*
U.S. Bancorp	36	1,518
Wells Fargo & Co.	103	4,941
Wesbanco Inc.	10	309

Total Banks		25,732

Capital Markets - 0.9%
Affiliated Managers Group Inc.	4	587	*
Ameriprise Financial Inc.	11	1,054
Bank of New York Mellon Corp.	70	2,758
BlackRock Inc.	8	2,930
Charles Schwab Corp.	80	2,274
E*TRADE Financial Corp.	13	326	*
Eaton Vance Corp.	9	340
Evercore Partners Inc., Class A Shares	8	405
Federated Investors Inc., Class B Shares	11	347
Franklin Resources Inc.	25	905
Goldman Sachs Group Inc.	25	3,970
Interactive Brokers Group Inc., Class A Shares	13	453
Invesco Ltd.	28	817
Morgan Stanley	96	2,758
Northern Trust Corp.	14	946
NorthStar Asset Management Group Inc.	36	427
Raymond James Financial Inc.	6	330
SEI Investments Co.	12	540
State Street Corp.	27	1,776
Stifel Financial Corp.	12	424	*
T. Rowe Price Group Inc.	15	1,060
TD Ameritrade Holding Corp.	21	638

Total Capital Markets		26,065

Consumer Finance - 0.9%
Ally Financial Inc.	60	1,082
American Express Co.	131	8,444
Capital One Financial Corp.	80	5,366
Cash America International Inc.	7	300
Credit Acceptance Corp.	2	361	*
Discover Financial Services	64	3,638
First Cash Financial Services Inc.	7	359
Navient Corp.	58	824
OneMain Holdings Inc.	17	490	*
PRA Group Inc.	16	446	*
SLM Corp.	45	324	*
Synchrony Financial	129	3,597	*

Total Consumer Finance		25,231

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.0%
Berkshire Hathaway Inc., Class B Shares	100	$14,427	*
CBOE Holdings Inc.	8	551
CME Group Inc.	30	3,067
FactSet Research Systems Inc.	4	688
FNFV Group	24	286	*
Intercontinental Exchange Inc.	10	2,642
Leucadia National Corp.	31	566
MarketAxess Holdings Inc.	3	485
Moody’s Corp.	15	1,590
Morningstar Inc.	4	338
MSCI Inc.	8	688
Nasdaq Inc.	10	708
S&P Global Inc.	22	2,689
Texas Pacific Land Trust	2	320
Voya Financial Inc.	18	461

Total Diversified Financial Services		29,506

Insurance - 0.9%
AFLAC Inc.	15	1,084
Alleghany Corp.	1	544	*
Allied World Assurance Co. Holdings AG	8	328
Allstate Corp.	16	1,093
American Financial Group Inc.	4	292
American International Group Inc.	42	2,287
Aon PLC	10	1,071
Arch Capital Group Ltd.	7	508	*
Arthur J. Gallagher & Co.	7	344
Assurant Inc.	4	332
Assured Guaranty Ltd.	11	295
Axis Capital Holdings Ltd.	9	500
Brown & Brown Inc.	8	293
Chubb Ltd.	19	2,380
Cincinnati Financial Corp.	5	374
CNO Financial Group Inc.	22	382
Endurance Specialty Holdings Ltd.	5	338
Everest Re Group Ltd.	3	567
First American Financial Corp.	8	335
FNF Group	9	339
Hartford Financial Services Group Inc.	12	478
Lincoln National Corp.	10	437
Loews Corp.	7	289
Marsh & McLennan Cos. Inc.	20	1,315
MetLife Inc.	33	1,410
Old Republic International Corp.	16	310
Principal Financial Group Inc.	13	606
Progressive Corp.	23	748
Prudential Financial Inc.	16	1,205
Reinsurance Group of America Inc.	4	397
RenaissanceRe Holdings Ltd.	4	470
Torchmark Corp.	5	309
Travelers Cos. Inc.	12	1,395
Unum Group	16	535
W.R. Berkley Corp.	5	291
Willis Towers Watson PLC	5	618
XL Group Ltd.	15	519

Total Insurance		25,018

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust	8	$301
Alexandria Real Estate Equities Inc.	5	561
American Campus Communities Inc.	9	487
American Capital Agency Corp.	26	509
American Homes 4 Rent, Class A Shares	17	369
American Tower Corp.	39	4,515
Annaly Capital Management Inc.	95	1,041
Apartment Investment and Management Co., Class A Shares	12	552
Apple Hospitality REIT Inc.	16	326
AvalonBay Communities Inc.	12	2,228
Blackstone Mortgage Trust Inc., Class A Shares	11	319
Boston Properties Inc.	13	1,848
Brandywine Realty Trust	23	388
Brixmor Property Group Inc.	14	398
Camden Property Trust	7	627
Chesapeake Lodging Trust	12	303
Chimera Investment Corp.	20	336
Columbia Property Trust Inc.	13	316
Communications Sales & Leasing Inc.	14	435	*
Coresite Realty Corp.	5	413
Corporate Office Properties Trust	12	360
Corrections Corp. of America	10	320
Cousins Properties Inc.	32	340
Crown Castle International Corp.	30	2,911
CubeSmart	15	446
CyrusOne Inc.	8	439
CYS Investments Inc.	41	367
DCT Industrial Trust Inc.	8	402
DDR Corp.	27	533
Digital Realty Trust Inc.	12	1,254
Douglas Emmett Inc.	11	418
Duke Realty Corp.	30	864
DuPont Fabros Technology Inc.	10	478
EastGroup Properties Inc.	5	368
Education Realty Trust Inc.	7	337
Empire State Realty Trust Inc., Class A Shares	17	357
EPR Properties	5	420
Equinix Inc.	6	2,237
Equity Commonwealth	11	330	*
Equity Lifestyle Properties Inc.	6	493
Equity One Inc.	10	333
Equity Residential	30	2,040
Essex Property Trust Inc.	6	1,403
Extra Space Storage Inc.	10	860
Federal Realty Investment Trust	7	1,188
First Industrial Realty Trust Inc.	13	383
Forest City Realty Trust Inc., Class A Shares	24	568
Gaming and Leisure Properties Inc.	19	681
General Growth Properties Inc.	52	1,661
GEO Group Inc.	11	381
Global Net Lease Inc.	37	323
Government Properties Income Trust	19	453
Gramercy Property Trust	39	390
HCP Inc.	40	1,569

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Healthcare Realty Trust Inc.	10	$362
Healthcare Trust of America Inc., Class A Shares	10	340
Highwoods Properties Inc.	7	390
Hospitality Properties Trust	11	351
Host Hotels & Resorts Inc.	69	1,224
Hudson Pacific Properties Inc.	10	338
Invesco Mortgage Capital Inc.	23	331
Iron Mountain Inc.	18	742
Kilroy Realty Corp.	8	586
Kimco Realty Corp.	36	1,156
Kite Realty Group Trust	10	304
Lamar Advertising Co., Class A Shares	8	543
LaSalle Hotel Properties	20	551
Lexington Realty Trust	37	402
Liberty Property Trust	13	538
LTC Properties Inc.	6	321
Macerich Co.	12	1,071
Mack-Cali Realty Corp.	13	367
Medical Properties Trust Inc.	23	361
Mid-America Apartment Communities Inc.	6	636
Monogram Residential Trust Inc.	31	332
National Health Investors Inc.	5	393
National Retail Properties Inc.	11	585
New Residential Investment Corp.	28	383
OMEGA Healthcare Investors Inc.	16	552
Outfront Media Inc.	15	349
Paramount Group Inc.	24	423
Parkway Properties Inc.	19	330
Pebblebrook Hotel Trust	11	326
Physicians Realty Trust	17	369
Piedmont Office Realty Trust Inc., Class A Shares	16	351
Post Properties Inc.	5	318
Potlatch Corp.	10	382
Prologis Inc.	48	2,615
PS Business Parks Inc.	3	333
Public Storage	14	3,345
QTS Realty Trust Inc., Class A Shares	6	343
Ramco-Gershenson Properties Trust	18	357
Rayonier Inc.	12	327
Realty Income Corp.	21	1,501
Regency Centers Corp.	8	679
Retail Opportunity Investments Corp.	16	365
Retail Properties of America Inc., Class A Shares	20	353
Rexford Industrial Realty Inc.	18	411
RLJ Lodging Trust	22	522
Sabra Health Care REIT Inc.	15	359
Select Income REIT	13	361
Senior Housing Properties Trust	21	466
Simon Property Group Inc.	28	6,357
SL Green Realty Corp.	8	943
Sovran Self Storage Inc.	3	307
Spirit Realty Capital Inc.	42	574
STAG Industrial Inc.	14	355
Starwood Property Trust Inc.	21	458
STORE Capital Corp.	10	312
Summit Hotel Properties Inc.	25	354

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Sun Communities Inc.	4	$317
Sunstone Hotel Investors Inc.	24	319
Tanger Factory Outlet Centers Inc.	8	334
Taubman Centers Inc.	5	405
Terreno Realty Corp.	13	362
Two Harbors Investment Corp.	36	315
UDR Inc.	23	856
Urban Edge Properties	11	329
Ventas Inc.	29	2,209
VEREIT Inc.	86	951
Vornado Realty Trust	15	1,611
Washington Real Estate Investment Trust	11	377
Weingarten Realty Investors	10	432
Welltower Inc.	32	2,539
Weyerhaeuser Co.	71	2,323
WP Carey Inc.	8	581
Xenia Hotels & Resorts Inc.	18	323

Total Real Estate Investment Trusts (REITs)		94,766

Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	63	924
Bank Mutual Corp.	48	367
Beneficial Bancorp Inc.	65	881
BofI Holding Inc.	41	690	*
Capitol Federal Financial Inc.	84	1,190
Dime Community Bancshares Inc.	23	398
Essent Group Ltd.	48	1,150	*
EverBank Financial Corp.	53	952
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	384
Flagstar Bancorp Inc.	27	713	*
HomeStreet Inc.	25	558	*
Kearny Financial Corp.	74	963
LendingTree Inc.	6	606	*
Meridian Bancorp Inc.	49	720
Meta Financial Group Inc.	8	438
MGIC Investment Corp.	251	1,805	*
Nationstar Mortgage Holdings Inc.	28	354	*
New York Community Bancorp Inc.	321	4,638
NMI Holdings Inc., Class A Shares	88	553	*
Northfield Bancorp Inc.	47	702
Northwest Bancshares Inc.	65	969
Oritani Financial Corp.	21	341
PHH Corp.	47	687	*
Provident Financial Services Inc.	41	826
Radian Group Inc.	145	1,870
TFS Financial Corp.	48	874
United Financial Bancorp Inc.	28	368
Walker & Dunlop Inc.	23	544	*
Washington Federal Inc.	63	1,575
Waterstone Financial Inc.	24	376
WSFS Financial Corp.	22	774

Total Thrifts & Mortgage Finance		28,190

TOTAL FINANCIALS		254,508

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of Investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 12.5%
Biotechnology - 2.0%
AbbVie Inc.	123	$8,146
ACADIA Pharmaceuticals Inc.	9	333	*
Alexion Pharmaceuticals Inc.	18	2,315	*
Alkermes PLC	10	499	*
Alnylam Pharmaceuticals Inc.	8	545	*
Amgen Inc.	57	9,806
Biogen Inc.	17	4,929	*
BioMarin Pharmaceutical Inc.	14	1,392	*
Bluebird Bio Inc.	7	400	*
Celgene Corp.	60	6,731	*
Cepheid Inc.	10	353	*
Exelixis Inc.	48	441	*
Gilead Sciences Inc.	102	8,106
Incyte Corp.	14	1,263	*
Intercept Pharmaceuticals Inc.	2	346	*
Ionis Pharmaceuticals Inc.	22	642	*
Juno Therapeutics Inc.	7	217	*
Kite Pharma Inc.	7	396	*
Ligand Pharmaceuticals Inc.	3	405	*
Medivation Inc.	12	768	*
Neurocrine Biosciences Inc.	9	452	*
Novavax Inc.	40	293	*
OPKO Health Inc.	34	338	*
Portola Pharmaceuticals Inc.	16	415	*
Regeneron Pharmaceuticals Inc.	6	2,551	*
Seattle Genetics Inc.	11	529	*
Shire PLC, ADR	8	1,553
Ultragenyx Pharmaceutical Inc.	7	443	*
United Therapeutics Corp.	5	605	*
Vertex Pharmaceuticals Inc.	20	1,940	*

Total Biotechnology		57,152

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	152	6,802
ABIOMED Inc.	4	472	*
Alere Inc.	7	262	*
Align Technology Inc.	6	535	*
Baxter International Inc.	49	2,353
Becton, Dickinson & Co.	22	3,872
Boston Scientific Corp.	137	3,326	*
C.R. Bard Inc.	7	1,566
Cantel Medical Corp.	5	335
Cooper Cos. Inc.	4	730
Cynosure Inc., Class A Shares	6	330	*
Danaher Corp.	37	3,013
DENTSPLY SIRONA Inc.	24	1,537
DexCom Inc.	7	646	*
Edwards Lifesciences Corp.	22	2,519	*
Globus Medical Inc., Class A Shares	15	344	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Haemonetics Corp.	15	$455	*
Halyard Health Inc.	11	380	*
Hill-Rom Holdings Inc.	6	321
Hologic Inc.	26	1,001	*
IDEXX Laboratories Inc.	8	750	*
Insulet Corp.	13	460	*
Integra LifeSciences Holdings Corp.	4	337	*
Intuitive Surgical Inc.	4	2,783	*
LivaNova PLC	9	468	*
Masimo Corp.	7	371	*
Medtronic PLC	146	12,794
Nevro Corp.	4	331	*
NuVasive Inc.	5	311	*
NxStage Medical Inc.	14	309	*
Penumbra Inc.	5	342	*
ResMed Inc.	15	1,033
St. Jude Medical Inc.	29	2,408
STERIS PLC	8	568
Stryker Corp.	35	4,070
Teleflex Inc.	4	721
Varian Medical Systems Inc.	8	758	*
West Pharmaceutical Services Inc.	6	482
Wright Medical Group NV	16	351	*
Zimmer Biomet Holdings Inc.	19	2,492

Total Health Care Equipment & Supplies		62,938

Health Care Providers & Services - 1.0%
Acadia Healthcare Co. Inc.	7	395	*
Aetna Inc.	17	1,959
AmerisourceBergen Corp.	10	852
Amsurg Corp.	4	300	*
Anthem Inc.	12	1,576
Brookdale Senior Living Inc.	24	443	*
Cardinal Health Inc.	17	1,421
Centene Corp.	8	564	*
CIGNA Corp.	12	1,548
DaVita HealthCare Partners Inc.	8	620	*
Envision Healthcare Holdings Inc.	14	344	*
Express Scripts Holding Co.	32	2,434	*
HCA Holdings Inc.	15	1,157	*
HealthSouth Corp.	8	344
Henry Schein Inc.	4	724	*
Humana Inc.	7	1,208
Laboratory Corporation of America Holdings	5	698	*
LifePoint Health Inc.	6	355	*
McKesson Corp.	11	2,140
Mednax Inc.	4	276	*
Owens & Minor Inc.	8	286
Patterson Cos. Inc.	6	296
Quest Diagnostics Inc.	7	605
Team Health Holdings Inc.	9	368	*
UnitedHealth Group Inc.	44	6,301
Universal Health Services Inc., Class B Shares	4	518
VCA Inc.	6	428	*
WellCare Health Plans Inc.	4	427	*

Total Health Care Providers & Services		28,587

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Health Care Technology - 2.0%
Allscripts Healthcare Solutions Inc.	237	$3,346	*
athenahealth Inc.	48	6,134	*
Castlight Health Inc., Class B Shares	73	272	*
Cerner Corp.	377	23,521	*
Computer Programs & Systems Inc.	12	476
Evolent Health Inc., Class A Shares	22	518	*
HealthStream Inc.	27	654	*
HMS Holdings Corp.	109	2,167	*
IMS Health Holdings Inc.	199	5,974	*
Inovalon Holdings Inc., Class A Shares	74	1,378	*
Medidata Solutions Inc.	69	3,667	*
Omnicell Inc.	47	1,818	*
Press Ganey Holdings Inc.	28	1,118	*
Quality Systems Inc.	66	810
Veeva Systems Inc., Class A Shares	93	3,533	*
Vocera Communications Inc.	31	459	*

Total Health Care Technology		55,845

Life Sciences Tools & Services - 2.1%
Accelerate Diagnostics Inc.	18	354	*
Agilent Technologies Inc.	115	5,533
Albany Molecular Research Inc.	28	404	*
Bio-Rad Laboratories Inc., Class A Shares	7	1,016	*
Bio-Techne Corp.	13	1,461
Bruker Corp.	42	1,047
Cambrex Corp.	11	576	*
Charles River Laboratories International Inc.	17	1,495	*
Fluidigm Corp.	41	432	*
Illumina Inc.	53	8,816	*
INC Research Holdings Inc., Class A Shares	14	623	*
Luminex Corp.	14	300	*
Mettler-Toledo International Inc.	9	3,701	*
NeoGenomics Inc.	47	410	*
Pacific Biosciences of California Inc.	51	436	*
PAREXEL International Corp.	16	1,070	*
PerkinElmer Inc.	37	2,106
PRA Health Sciences Inc.	12	557	*
Quintiles Transnational Holdings Inc.	33	2,562	*
Thermo Fisher Scientific Inc.	143	22,714
VWR Corp.	26	814	*
Waters Corp.	29	4,609	*

Total Life Sciences Tools & Services		61,036

Pharmaceuticals - 3.2%
Akorn Inc.	10	342	*
Allergan PLC	31	7,841	*
Bristol-Myers Squibb Co.	133	9,950
Catalent Inc.	17	434	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Eli Lilly & Co.	81	6,714
Endo International PLC	30	521	*
Horizon Pharma PLC	23	444	*
Jazz Pharmaceuticals PLC	5	755	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson	220	$27,551
Mallinckrodt PLC	9	606	*
Medicines Co.	11	430	*
Merck & Co. Inc.	221	12,964
Mylan NV	32	1,497	*
Nektar Therapeutics	26	450	*
Perrigo Co. PLC	11	1,005
Pfizer Inc.	491	18,113
Prestige Brands Holdings Inc.	6	321	*
Zoetis Inc.	36	1,817

Total Pharmaceuticals		91,755

TOTAL HEALTH CARE		357,313

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.0%
BE Aerospace Inc.	7	335
Boeing Co.	32	4,277
BWX Technologies Inc.	8	294
General Dynamics Corp.	14	2,056
Hexcel Corp.	11	475
Honeywell International Inc.	38	4,421
Huntington Ingalls Industries Inc.	2	345
L-3 Communications Holdings Inc.	3	455
Lockheed Martin Corp.	15	3,791
Northrop Grumman Corp.	9	1,950
Orbital ATK Inc.	4	348
Raytheon Co.	16	2,232
Rockwell Collins Inc.	8	677
Spirit AeroSystems Holdings Inc., Class A Shares	11	477	*
Textron Inc.	10	390
TransDigm Group Inc.	3	839	*
United Technologies Corp.	41	4,414

Total Aerospace & Defense		27,776

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide Inc.	27	1,880
Expeditors International of Washington Inc.	34	1,681
FedEx Corp.	51	8,257
Forward Air Corp.	7	324
Hub Group Inc., Class A Shares	8	327	*
United Parcel Service Inc., Class B Shares	135	14,593
XPO Logistics Inc.	24	711	*

Total Air Freight & Logistics		27,773

Building Products - 1.1%
AAON Inc.	20	530
Advanced Drainage Systems Inc.	15	401
Allegion PLC	38	2,751
American Woodmark Corp.	6	445	*
AO Smith Corp.	30	2,787
Apogee Enterprises Inc.	14	654
Armstrong World Industries Inc.	19	807	*
Builders FirstSource Inc.	47	606	*
Continental Building Products Inc.	15	352	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Building Products - (continued)
CSW Industrials Inc.	9	$305	*
Fortune Brands Home & Security Inc.	62	3,923
Gibraltar Industries Inc.	13	459	*
Griffon Corp.	25	428
Insteel Industries Inc.	14	487
Lennox International Inc.	15	2,352
Masco Corp.	135	4,925
Masonite International Corp.	12	838	*
NCI Building Systems Inc.	22	357	*
Nortek Inc.	7	608	*
Owens Corning	45	2,381
Patrick Industries Inc.	8	516	*
PGT Inc.	33	396	*
Quanex Building Products Corp.	23	460
Simpson Manufacturing Co. Inc.	17	693
Trex Co. Inc.	14	679	*
Universal Forest Products Inc.	9	973
USG Corp.	38	1,070	*

Total Building Products		31,183

Commercial Services & Supplies - 1.1%
ABM Industries Inc.	9	335
ACCO Brands Corp.	40	450	*
Brady Corp., Class A Shares	11	354
Brink’s Co.	17	558
Cintas Corp.	14	1,502
Clean Harbors Inc.	11	566	*
Copart Inc.	16	807	*
Covanta Holding Corp.	18	288
Deluxe Corp.	7	473
Ennis Inc.	18	312
Essendant Inc.	13	260
G & K Services Inc., Class A Shares	4	321
Healthcare Services Group Inc.	9	349
Herman Miller Inc.	16	524
HNI Corp.	8	417
Interface Inc.	30	536
KAR Auction Services Inc.	24	1,026
Knoll Inc.	16	404
Matthews International Corp., Class A Shares	10	601
McGrath RentCorp	11	351
Mobile Mini Inc.	10	325
MSA Safety Inc.	6	335
Multi-Color Corp.	6	387
Pitney Bowes Inc.	28	541
Quad Graphics Inc.	13	330
R.R. Donnelley & Sons Co.	43	771
Republic Services Inc.	40	2,050
Rollins Inc.	12	338
Steelcase Inc., Class A Shares	21	304
Stericycle Inc.	15	1,354	*
Team Inc.	15	414	*
Tetra Technology Inc.	10	329
Tyco International PLC	74	3,372

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
UniFirst Corp.	3	$351
US Ecology Inc.	7	317
Viad Corp.	9	313
Waste Connections Inc.	33	2,458	*
Waste Management Inc.	80	5,290
West Corp.	23	509

Total Commercial Services & Supplies		30,522

Construction & Engineering - 1.3%
AECOM	121	4,294	*
Aegion Corp.	28	575	*
Argan Inc.	10	461
Chicago Bridge & Iron Co. NV	79	2,671
Comfort Systems USA Inc.	30	912
Dycom Industries Inc.	25	2,351	*
EMCOR Group Inc.	50	2,785
Fluor Corp.	106	5,673
Granite Construction Inc.	30	1,494
Great Lakes Dredge and Dock Co.	75	333	*
Jacobs Engineering Group Inc.	94	5,031	*
KBR Inc.	113	1,584
MasTec Inc.	51	1,247	*
MYR Group Inc.	17	419	*
Primoris Services Corp.	28	505
Quanta Services Inc.	122	3,123	*
Tutor Perini Corp.	30	754	*
Valmont Industries Inc.	15	1,964

Total Construction & Engineering		36,176

Electrical Equipment - 1.2%
Acuity Brands Inc.	11	2,887
AMETEK Inc.	60	2,822
AZZ Inc.	7	435
Babcock & Wilcox Enterprises Inc.	24	369	*
Eaton Corp. PLC	124	7,863
Emerson Electric Co.	174	9,727
Encore Wire Corp.	13	488
EnerSys	11	686
Generac Holdings Inc.	17	642	*
General Cable Corp.	29	427
Hubbell Inc.	15	1,617
Regal Beloit Corp.	10	610
Rockwell Automation Inc.	35	4,004
Sensata Technologies Holding NV	46	1,744	*
SolarCity Corp.	15	400	*
Thermon Group Holdings Inc.	18	363	*

Total Electrical Equipment		35,084

Industrial Conglomerates - 0.8%
3M Co.	35	6,243
Carlisle Cos. Inc.	3	310
General Electric Co.	546	17,002
Roper Technologies Inc.	6	1,022

Total Industrial Conglomerates		24,577

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Machinery - 1.3%
AGCO Corp.	6	$289
Allison Transmission Holdings Inc.	12	346
Barnes Group Inc.	15	569
Caterpillar Inc.	55	4,552
CLARCOR Inc.	6	374
Colfax Corp.	12	352	*
Crane Co.	6	374
Cummins Inc.	15	1,842
Deere & Co.	25	1,943
Donaldson Co. Inc.	10	361
Dover Corp.	13	929
ESCO Technologies Inc.	8	339
Flowserve Corp.	11	526
Fortive Corp.	18	868	*
Franklin Electric Co. Inc.	10	387
Graco Inc.	5	370
IDEX Corp.	6	539
Illinois Tool Works Inc.	29	3,347
Ingersoll-Rand PLC	24	1,590
ITT Inc.	14	444
John Bean Technologies Corp.	6	402
Joy Global Inc.	21	580
Kennametal Inc.	16	398
Lincoln Electric Holdings Inc.	5	310
Manitowoc Foodservice Inc.	20	367	*
Middleby Corp.	5	602	*
Mueller Water Products Inc., Class A Shares	35	415
Nordson Corp.	5	441
Oshkosh Corp.	7	386
PACCAR Inc.	31	1,828
Parker Hannifin Corp.	12	1,370
Pentair PLC	16	1,021
Proto Labs Inc.	5	275	*
RBC Bearings Inc.	4	304	*
Rexnord Corp.	17	362	*
Snap-on Inc.	5	786
Standex International Corp.	4	355
Stanley Black & Decker Inc.	14	1,704
Terex Corp.	16	386
Timken Co.	10	335
Toro Co.	4	368
Trinity Industries Inc.	25	580
WABCO Holdings Inc.	5	501	*
Wabtec Corp.	9	616
Watts Water Technologies Inc., Class A Shares	6	371
Woodward Inc.	6	351
Xylem Inc.	15	717

Total Machinery		36,472

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Professional Services - 1.0%
Advisory Board Co.	17	$710	*
CBIZ Inc.	30	324	*
CEB Inc.	11	661
Dun & Bradstreet Corp.	10	1,293
Equifax Inc.	33	4,371
Exponent Inc.	6	305
FTI Consulting Inc.	13	557	*
Huron Consulting Group Inc.	5	307	*
ICF International Inc.	8	331	*
IHS Markit Ltd.	64	2,223	*
Insperity Inc.	6	471
Kelly Services Inc., Class A Shares	19	389
Kforce Inc.	21	375
Korn/Ferry International	20	460
Manpowergroup Inc.	18	1,249
Navigant Consulting Inc.	18	355	*
Nielsen Holdings PLC	101	5,440
On Assignment Inc.	15	554	*
Resources Connection Inc.	33	492
Robert Half International Inc.	38	1,389
RPX Corp.	48	483	*
TransUnion	18	589	*
TriNet Group Inc.	18	390	*
TrueBlue Inc.	21	469	*
Verisk Analytics Inc.	45	3,838	*
WageWorks Inc.	11	680	*

Total Professional Services		28,705

Road & Rail - 1.3%
AMERCO	2	791
Avis Budget Group Inc.	18	661	*
CSX Corp.	196	5,553
Genesee & Wyoming Inc., Class A Shares	10	648	*
Heartland Express Inc.	17	315
Hertz Global Holdings Inc.	13	633	*
J.B. Hunt Transport Services Inc.	17	1,413
Kansas City Southern	22	2,114
Knight Transportation Inc.	11	328
Landstar System Inc.	7	493
Norfolk Southern Corp.	60	5,387
Old Dominion Freight Line Inc.	11	766	*
Ryder System Inc.	9	593
Saia Inc.	15	433	*
Swift Transportation Co.	22	424	*
Union Pacific Corp.	176	16,377
Werner Enterprises Inc.	13	327

Total Road & Rail		37,256

Trading Companies & Distributors - 1.2%
Air Lease Corp.	47	1,354
Aircastle Ltd.	32	711
Applied Industrial Technologies Inc.	18	845
Beacon Roofing Supply Inc.	24	1,128	*
BMC Stock Holdings Inc.	27	549	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
DXP Enterprises Inc.	24	$399	*
Fastenal Co.	145	6,199
GATX Corp.	20	895
H&E Equipment Services Inc.	17	317
HD Supply Holdings Inc.	98	3,547	*
Herc Holdings Inc.	9	318	*
Kaman Corp.	14	604
MRC Global Inc.	52	688	*
MSC Industrial Direct Co. Inc., Class A Shares	23	1,652
NOW Inc.	54	989	*
Rush Enterprises Inc., Class A Shares	16	368	*
Titan Machinery Inc.	34	381	*
Triton International Ltd.	35	588
United Rentals Inc.	45	3,585	*
Univar Inc.	18	330	*
Veritiv Corp.	10	422	*
W. W. Grainger Inc.	29	6,347
Watsco Inc.	12	1,728
WESCO International Inc.	21	1,170	*

Total Trading Companies & Distributors		35,114

TOTAL INDUSTRIALS		350,638

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.0%
Arista Networks Inc.	5	356	*
ARRIS International PLC	21	572	*
Brocade Communications Systems Inc.	53	493
Ciena Corp.	21	403	*
Cisco Systems Inc.	566	17,280
CommScope Holding Co. Inc.	17	509	*
EchoStar Corp., Class A Shares	12	467	*
F5 Networks Inc.	8	987	*
Finisar Corp.	18	338	*
Harris Corp.	14	1,213
Infinera Corp.	34	298	*
InterDigital Inc.	7	413
Juniper Networks Inc.	34	772
Lumentum Holdings Inc.	16	484	*
Motorola Solutions Inc.	18	1,249
NETGEAR Inc.	7	360	*
NetScout Systems Inc.	17	476	*
Palo Alto Networks Inc.	10	1,309	*
Plantronics Inc.	7	338
Polycom Inc.	34	421	*
ViaSat Inc.	5	369	*
Viavi Solutions Inc.	54	385	*

Total Communications Equipment		29,492

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of Investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A Shares	45	$2,679
Anixter International Inc.	7	429	*
Arrow Electronics Inc.	13	864	*
Avnet Inc.	21	863
Badger Meter Inc.	5	349
Belden Inc.	6	439
Benchmark Electronics Inc.	14	328	*
CDW Corp.	22	945
Cognex Corp.	10	452
Coherent Inc.	4	424	*
Corning Inc.	164	3,644
Dolby Laboratories Inc., Class A Shares	9	453
Fabrinet	9	340	*
FEI Co.	5	532
Fitbit Inc., Class A Shares	30	410	*
Flextronics International Ltd.	84	1,064	*
FLIR Systems Inc.	16	521
II-VI Inc.	20	402	*
Ingram Micro Inc., Class A Shares	23	788
IPG Photonics Corp.	7	590	*
Itron Inc.	8	342	*
Jabil Circuit Inc.	20	407
Keysight Technologies Inc.	26	760	*
Knowles Corp.	30	403	*
Littelfuse Inc.	3	375
Methode Electronics Inc.	11	385
National Instruments Corp.	21	602
OSI Systems Inc.	5	297	*
Plexus Corp.	8	368	*
QLogic Corp.	20	310	*
Rofin-Sinar Technologies Inc.	11	348	*
Rogers Corp.	5	342	*
Sanmina Corp.	14	355	*
ScanSource Inc.	9	369	*
SYNNEX Corp.	3	302
TE Connectivity Ltd.	54	3,255
Tech Data Corp.	4	312	*
Trimble Navigation Ltd.	37	978	*
Universal Display Corp.	6	425	*
VeriFone Systems Inc.	19	364	*
Vishay Intertechnology Inc.	25	333
Zebra Technologies Corp., Class A Shares	6	318	*

Total Electronic Equipment, Instruments & Components		28,466

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Internet Software & Services - 2.1%
Akamai Technologies Inc.	12	$606	*
Alphabet Inc., Class A Shares	19	15,036	*
Alphabet Inc., Class C Shares	20	15,376	*
Cimpress NV	4	379	*
CommerceHub Inc., Series A Shares	2	25	*
CommerceHub Inc., Series C Shares	4	50	*
CoStar Group Inc.	3	624	*
eBay Inc.	72	2,244	*
Facebook Inc., Class A Shares	149	18,467	*
GrubHub Inc.	12	455	*
IAC/InterActiveCorp	7	406
j2 Global Inc.	6	401
LinkedIn Corp., Class A Shares	8	1,542	*
MercadoLibre Inc.	3	459
Pandora Media Inc.	23	313	*
Rackspace Hosting Inc.	17	398	*
Twitter Inc.	38	632	*
VeriSign Inc.	6	520	*
WebMD Health Corp.	6	366	*
Yahoo! Inc.	59	2,253	*
Yelp Inc.	13	418	*
Zillow Group Inc., Class C Shares	12	471	*

Total Internet Software & Services		61,441

IT Services - 0.9%
Accenture PLC, Class A Shares	20	2,256
Alliance Data Systems Corp.	2	463	*
Automatic Data Processing Inc.	14	1,245
Broadridge Financial Solutions Inc.	5	338
Cognizant Technology Solutions Corp., Class A Shares	20	1,150	*
Computer Sciences Corp.	7	335
Fidelity National Information Services Inc.	10	795
Fiserv Inc.	7	772	*
FleetCor Technologies Inc.	4	607	*
Gartner Inc.	3	301	*
Global Payments Inc.	5	373
International Business Machines Corp.	30	4,819
Jack Henry & Associates Inc.	4	357
MasterCard Inc., Class A Shares	32	3,048
Paychex Inc.	8	474
PayPal Holdings Inc.	35	1,303	*
Sabre Corp.	18	525
Total System Services Inc.	6	306
Vantiv Inc., Class A Shares	6	329	*
Visa Inc., Class A Shares	65	5,073
Western Union Co.	17	340
Xerox Corp.	47	484

Total IT Services		25,693

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices Inc.	76	$521	*
Analog Devices Inc.	17	1,085
Applied Materials Inc.	55	1,446
Broadcom Ltd.	18	2,916
Cypress Semiconductor Corp.	30	349
Intel Corp.	217	7,565
KLA-Tencor Corp.	6	454
Lam Research Corp.	6	539
Linear Technology Corp.	9	540
Marvell Technology Group Ltd.	35	411
Maxim Integrated Products Inc.	10	408
Microchip Technology Inc.	8	445
Micron Technology Inc.	39	536	*
Microsemi Corp.	15	585	*
NVIDIA Corp.	25	1,428
ON Semiconductor Corp.	43	431	*
Qorvo Inc.	6	379	*
QUALCOMM Inc.	68	4,255
Skyworks Solutions Inc.	9	594
Teradyne Inc.	24	474
Texas Instruments Inc.	49	3,418
Xilinx Inc.	10	511

Total Semiconductors & Semiconductor Equipment		29,290

Software - 1.0%
8x8 Inc.	23	316	*
Activision Blizzard Inc.	18	723
Adobe Systems Inc.	15	1,468	*
ANSYS Inc.	4	357	*
Autodesk Inc.	7	416	*
CA Inc.	9	312
Cadence Design Systems Inc.	14	337	*
CDK Global Inc.	6	347
Citrix Systems Inc.	4	357	*
Electronic Arts Inc.	10	763	*
Fortinet Inc.	13	451	*
Intuit Inc.	7	777
Microsoft Corp.	222	12,583
Oracle Corp.	93	3,817
Red Hat Inc.	4	301	*
Salesforce.com Inc.	19	1,554	*
ServiceNow Inc.	5	375	*
Splunk Inc.	7	438	*
SS&C Technologies Holdings Inc.	10	322
Symantec Corp.	15	306
Synopsys Inc.	6	325	*
Tyler Technologies Inc.	2	326	*
Ultimate Software Group Inc.	1	209	*
Workday Inc., Class A Shares	4	333	*

Total Software		27,513

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.6%
3D Systems Corp.	28	$375	*
Apple Inc.	555	57,836
EMC Corp.	193	5,458
Hewlett Packard Enterprise Co.	168	3,531
HP Inc.	161	2,256
Lexmark International Inc., Class A Shares	10	367
NCR Corp.	12	396	*
NetApp Inc.	26	685
Seagate Technology PLC	29	929
Western Digital Corp.	27	1,283

Total Technology Hardware, Storage & Peripherals		73,116

TOTAL INFORMATION TECHNOLOGY		275,011

MATERIALS - 4.7%
Chemicals - 1.2%
Air Products & Chemicals Inc.	15	2,241
Albemarle Corp.	7	589
Ashland Inc.	4	453
Axalta Coating Systems Ltd.	11	314	*
Axiall Corp.	11	359
Cabot Corp.	7	341
Celanese Corp., Series A Shares	9	571
CF Industries Holdings Inc.	15	370
Chemours Co.	43	400
Dow Chemical Co.	80	4,294
E.I. du Pont de Nemours & Co.	62	4,289
Eastman Chemical Co.	9	587
Ecolab Inc.	18	2,131
FMC Corp.	9	428
H.B. Fuller Co.	8	373
Huntsman Corp.	28	433
Ingevity Corp.	9	344	*
International Flavors & Fragrances Inc.	5	666
LyondellBasell Industries NV, Class A Shares	28	2,107
Minerals Technologies Inc.	5	326
Monsanto Co.	32	3,417
Mosaic Co.	20	540
NewMarket Corp.	1	428
Olin Corp.	16	334
PolyOne Corp.	10	351
PPG Industries Inc.	19	1,990
Praxair Inc.	20	2,331
RPM International Inc.	8	434
Scotts Miracle-Gro Co., Class A Shares	5	369
Sensient Technologies Corp.	5	369
Sherwin-Williams Co.	6	1,798
Valspar Corp.	5	532
W.R. Grace and Co.	4	299

Total Chemicals		34,808

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Construction Materials - 1.0%
Eagle Materials Inc.	36	$3,022
Headwaters Inc.	56	1,114	*
Martin Marietta Materials Inc.	48	9,727
Summit Materials Inc., Class A Shares	45	996	*
US Concrete Inc.	11	710	*
Vulcan Materials Co.	104	12,894

Total Construction Materials		28,463

Containers & Packaging - 1.0%
AptarGroup Inc.	18	1,407
Avery Dennison Corp.	25	1,947
Ball Corp.	36	2,544
Bemis Co. Inc.	23	1,174
Berry Plastics Group Inc.	35	1,435	*
Crown Holdings Inc.	37	1,960	*
Graphic Packaging Holding Co.	79	1,078
Greif Inc., Class A Shares	10	401
International Paper Co.	106	4,856
Myers Industrials Inc.	22	329
Owens-Illinois Inc.	36	676	*
Packaging Corp. of America	26	1,942
Sealed Air Corp.	55	2,595
Silgan Holdings Inc.	10	496
Sonoco Products Co.	29	1,477
WestRock Co.	70	3,004

Total Containers & Packaging		27,321

Metals & Mining - 1.5%
AK Steel Holding Corp.	68	446	*
Alcoa Inc.	487	5,172
Allegheny Technologies Inc.	48	855
Carpenter Technology Corp.	21	824
Cliffs Natural Resources Inc.	91	720	*
Coeur Mining Inc.	49	751	*
Commercial Metals Co.	48	794
Compass Minerals International Inc.	14	974
Freeport-McMoRan Inc.	432	5,599
Hecla Mining Co.	163	1,058
Kaiser Aluminum Corp.	7	580
Materion Corp.	20	528
McEwen Mining Inc.	91	404
Newmont Mining Corp.	199	8,756
Nucor Corp.	118	6,330
Reliance Steel & Aluminum Co.	26	2,039
Royal Gold Inc.	23	1,944
Schnitzer Steel Industries Inc., Class A Shares	21	409
Steel Dynamics Inc.	89	2,387
Stillwater Mining Co.	53	811	*
SunCoke Energy Inc.	46	351
TimkenSteel Corp.	39	391
United States Steel Corp.	48	1,320
Worthington Industries Inc.	21	930

Total Metals & Mining		44,373

TOTAL MATERIALS		134,965

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
AT&T Inc.	1,382	$59,827
CenturyLink Inc.	123	3,867
Cincinnati Bell Inc.	84	420	*
Cogent Communications Holdings Inc.	11	470
Consolidated Communications Holdings Inc.	12	335
Frontier Communications Corp.	248	1,290
Inteliquent Inc.	14	288
Iridium Communications Inc.	35	314	*
Level 3 Communications Inc.	68	3,441	*
ORBCOMM Inc.	40	424	*
SBA Communications Corp., Class A Shares	27	3,105	*
Verizon Communications Inc.	917	50,811
Vonage Holdings Corp.	51	302	*
Windstream Holdings Inc.	46	428

Total Telecommunication Services		125,322

UTILITIES - 8.6%
Electric Utilities - 3.4%
ALLETE Inc.	11	702
Alliant Energy Corp.	52	2,093
American Electric Power Co. Inc.	101	6,999
Duke Energy Corp.	140	11,983
Edison International	67	5,185
El Paso Electric Co.	10	477
Empire District Electric Co.	11	371
Entergy Corp.	39	3,174
Eversource Energy	67	3,919
Exelon Corp.	188	7,009
FirstEnergy Corp.	94	3,283
Great Plains Energy Inc.	36	1,072
Hawaiian Electric Industries Inc.	26	807
IDACORP Inc.	12	970
ITC Holdings Corp.	32	1,480
MGE Energy Inc.	9	505
NextEra Energy Inc.	94	12,059
OGE Energy Corp.	48	1,544
Otter Tail Corp.	13	453
PG&E Corp.	102	6,522
Pinnacle West Capital Corp.	22	1,735
PNM Resources Inc.	20	687
Portland General Electric Co.	21	917
PPL Corp.	140	5,279
Southern Co.	187	10,005
Westar Energy Inc.	28	1,556
Xcel Energy Inc.	106	4,662

Total Electric Utilities		95,448

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of Investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
Gas Utilities - 2.2%
Atmos Energy Corp.		124	$9,894
Chesapeake Utilities Corp.		21	1,346
National Fuel Gas Co.		93	5,255
New Jersey Resources Corp.		105	3,910
Northwest Natural Gas Co.		34	2,208
ONE Gas Inc.		64	4,157
Piedmont Natural Gas Co. Inc.		99	5,920
Questar Corp.		220	5,537
South Jersey Industries Inc.		89	2,837
Southwest Gas Corp.		57	4,418
Spire Inc.		54	3,748
UGI Corp.		210	9,505
WGL Holdings Inc.		61	4,318

Total Gas Utilities			63,053

Multi-Utilities - 3.0%
Ameren Corp.		88	4,615
Avista Corp.		23	1,000
Black Hills Corp.		19	1,198
CenterPoint Energy Inc.		152	3,636
CMS Energy Corp.		102	4,608
Consolidated Edison Inc.		113	9,049
Dominion Resources Inc.		232	18,101
DTE Energy Co.		67	6,534
MDU Resources Group Inc.		68	1,635
NiSource Inc.		114	2,925
NorthWestern Corp.		17	1,033
Public Service Enterprise Group Inc.		191	8,788
SCANA Corp.		48	3,597
Sempra Energy		92	10,293
Unitil Corp.		13	569
Vectren Corp.		30	1,552
WEC Energy Group Inc.		119	7,724

Total Multi-Utilities			86,857

TOTAL UTILITIES			245,358

TOTAL COMMON STOCKS (Cost - $2,605,369)			2,850,539

INVESTMENTS IN UNDERLYING FUNDS - 0.1%
Schwab U.S. Broad Market ETF (Cost - $4,708)		92	4,811

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,610,077)			2,855,350

	RATE
SHORT-TERM INVESTMENTS - 0.2%
SSgA U.S. Government Money Market Fund, Class N (Cost - $4,802)	0.000%	4,802	4,802

TOTAL INVESTMENTS - 100.0% (Cost - $2,614,879#)			2,860,152
Liabilities in Excess of Other Assets - (0.0%)			(678)

TOTAL NET ASSETS - 100.0%			$2,859,474

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$357,313	—	$0	*	$357,313
Other Common Stocks	2,493,226	—	—		2,493,226
Investments in Underlying Funds	4,811	—	—		4,811

Total Long-Term Investments	$2,855,350	—	$0	*	$2,855,350

Short-Term Investments†	4,802	—	—		4,802

Total Investments	$2,860,152	—	$0	*	$2,860,152

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$292,345
Gross unrealized depreciation	(47,072)

Net unrealized appreciation	$245,273

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016